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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Communication Services - 3.2%
AT&T, Inc.	20,300	$793,324
CenturyLink, Inc.	12,000	158,520
		951,844
Consumer Discretionary - 7.8%
Carnival Corporation	11,100	564,213
Ford Motor Company	35,000	325,500
Kohl's Corporation (a)	11,000	560,450
Tapestry, Inc.	11,300	304,761
Target Corporation (a)	4,300	551,303
		2,306,227
Consumer Staples - 7.6%
Kellogg Company	9,500	657,020
Molson Coors Beverage Company	10,600	571,340
Philip Morris International, Inc.	6,800	578,612
Walmart, Inc. (a)	3,700	439,708
		2,246,680
Energy - 9.9%
Chevron Corporation	4,800	578,448
Exxon Mobil Corporation	8,400	586,152
Occidental Petroleum Corporation	15,000	618,150
Royal Dutch Shell plc - Class B - ADR	9,500	569,715
Schlumberger Ltd.	13,900	558,780
		2,911,245
Financials - 20.2%
JPMorgan Chase & Company	6,500	906,100
KeyCorp	34,200	692,208
Lincoln National Corporation	7,000	413,070
MetLife, Inc.	10,200	519,894
People's United Financial, Inc.	25,000	422,500
Prudential Financial, Inc.	6,000	562,440
Truist Financial Corporation	15,500	872,960
U.S. Bancorp (a)	14,200	841,918
Wells Fargo & Company (a)	13,000	699,400
		5,930,490
Health Care - 11.5%
Amgen, Inc. (a)	1,400	337,498
Bristol-Myers Squibb Company	5,800	372,302
CVS Health Corporation (a)	7,300	542,317
Johnson & Johnson	4,100	598,067
Merck & Company, Inc. (a)	9,400	854,930

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Health Care - 11.5% (Continued)
Pfizer, Inc.	17,000	$666,060
		3,371,174
Industrials - 6.9%
Eaton Corporation plc (a)	6,800	644,096
Emerson Electric Company (a)	4,000	305,040
United Parcel Service, Inc. - Class B (a)	6,500	760,890
United Technologies Corporation (a)	2,200	329,472
		2,039,498
Information Technology - 14.9%
Broadcom, Inc.	2,600	821,652
Cisco Systems, Inc.	15,000	719,400
HP, Inc. (a)	27,500	565,125
Intel Corporation (a)	11,000	658,350
International Business Machines Corporation	6,100	817,644
Microsoft Corporation (a)	2,700	425,790
Western Union Company (The) (a)	13,500	361,530
		4,369,491
Materials - 5.3%
Compass Minerals International, Inc.	7,500	457,200
Dow, Inc.	10,600	580,138
Nucor Corporation	9,000	506,520
		1,543,858
Real Estate - 4.3%
Public Storage	1,500	319,440
Simon Property Group, Inc.	2,500	372,400
Ventas, Inc.	9,900	571,626
		1,263,466
Utilities - 3.3%
Dominion Energy, Inc.	4,000	331,280
FirstEnergy Corporation (a)	6,600	320,760
PPL Corporation	8,500	304,980
		957,020

Total Common Stocks (Cost $21,528,728)		$27,890,993

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49% (b) (Cost $1,709,559)	1,709,559	$1,709,559

Total Investments at Value - 100.7% (Cost $23,238,287)		$29,600,552

Liabilities in Excess of Other Assets - (0.7%)		(219,992)

Net Assets - 100.0%		$29,380,560

ADR  - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2019 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Amgen, Inc.	14	$337,498	$220.00	01/17/20	$29,008
CVS Healthcare Corporation	35	260,015	80.00	05/15/20	6,475
Eaton Corporation plc	20	189,440	92.50	04/17/20	10,400
Emerson Electric Company	40	305,040	72.50	03/20/20	20,400
FirstEnergy Corporation	66	320,760	49.00	01/17/20	2,310
HP, Inc.	140	287,700	20.00	02/21/20	14,840
Intel Corporation	60	359,100	57.50	04/17/20	27,300
Kohl's Corporation	50	254,750	55.00	04/17/20	11,700
Merck & Company, Inc.	28	254,660	90.00	01/17/20	4,984
Merck & Company, Inc.	38	345,610	90.00	05/15/20	16,530
Microsoft Corporation	27	425,790	140.00	01/17/20	48,276
Target Corporation	43	551,303	87.50	01/17/20	172,000
U.S. Bancorp	40	237,160	57.50	01/17/20	8,920
United Parcel Service, Inc. - Class B	12	140,472	125.00	01/17/20	96
United Technologies Corporation	22	329,472	150.00	03/20/20	11,000
Walmart, Inc.	37	439,708	115.00	01/17/20	15,577
Wells Fargo & Company	65	349,700	55.00	04/17/20	10,205
Western Union Company (The)	135	361,530	25.00	02/21/20	29,970
Total Covered Written Call Options (Premiums received $178,227)		$5,749,708			$439,991

The average monthly notional value of written option contracts during the period ended December 31, 2019 was $6,570,877.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 77.6%	Shares	Value
Communication Services - 3.4%
AT&T, Inc.	8,000	$312,640
CenturyLink, Inc.	20,000	264,200
ViacomCBS, Inc. - Class B	13,900	583,383
		1,160,223
Consumer Discretionary - 7.7%
Bloomin' Brands, Inc. (a)	13,000	286,910
Carnival Corporation	8,500	432,055
Ford Motor Company	30,000	279,000
Kohl's Corporation	10,000	509,500
Tapestry, Inc.	17,000	458,490
Target Corporation (a)	5,000	641,050
		2,607,005
Consumer Staples - 4.1%
Kellogg Company	8,500	587,860
Philip Morris International, Inc.	3,300	280,797
Walmart, Inc. (a)	4,500	534,780
		1,403,437
Energy - 8.3%
Chevron Corporation	4,000	482,040
ConocoPhillips	6,000	390,180
Devon Energy Corporation	12,100	314,237
Halliburton Company	20,600	504,082
Occidental Petroleum Corporation	12,700	523,367
Royal Dutch Shell plc - Class B - ADR	10,000	599,700
		2,813,606
Financials - 18.0%
Bank of America Corporation	38,000	1,338,360
Bank of New York Mellon Corporation (The)	12,000	603,960
Capital One Financial Corporation	6,000	617,460
JPMorgan Chase & Company	10,000	1,394,000
KeyCorp	16,320	330,317
Lincoln National Corporation	12,500	737,625
MetLife, Inc.	12,000	611,640
Travelers Companies, Inc. (The)	3,600	493,020
		6,126,382
Health Care - 9.4%
Amgen, Inc. (a)	2,000	482,140
Bristol-Myers Squibb Company	5,000	320,950
CVS Health Corporation (a)	7,500	557,175
Johnson & Johnson	4,000	583,480
Merck & Company, Inc.	8,000	727,600

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.6% (Continued)	Shares	Value
Health Care - 9.4% (Continued)
Pfizer, Inc.	13,500	$528,930
		3,200,275
Industrials - 5.6%
Eaton Corporation plc (a)	6,500	615,680
FedEx Corporation	2,500	378,025
General Electric Company	25,000	279,000
Ingersoll-Rand plc	2,400	319,008
United Technologies Corporation	2,200	329,472
		1,921,185
Information Technology - 14.3%
Apple, Inc.	2,900	851,585
Broadcom, Inc.	2,400	758,448
Cisco Systems, Inc.	17,000	815,320
HP, Inc. (a)	20,000	411,000
International Business Machines Corporation	5,200	697,008
Microsoft Corporation	5,000	788,500
Nokia Corporation - ADR	87,000	322,770
Western Union Company (The) (a)	7,700	206,206
		4,850,837
Materials - 3.5%
Compass Minerals International, Inc.	6,000	365,760
Freeport-McMoRan, Inc.	11,000	144,320
Mosaic Company (The)	19,000	411,160
Nucor Corporation	4,500	253,260
		1,174,500
Real Estate - 1.0%
Simon Property Group, Inc.	2,200	327,712

Utilities - 2.3%
Dominion Energy, Inc.	4,000	331,280
FirstEnergy Corporation (a)	3,000	145,800
PPL Corporation	9,000	322,920
		800,000

Total Common Stocks (Cost $16,806,007)		$26,385,162

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 1.5%	Par Value	Value
U.S. Treasury Notes - 1.5%
2.125%, due 05/15/2022 (Cost $505,547)	$500,000	$506,172

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%	Par Value	Value
Federal National Mortgage Association - 1.5%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$498,770

CORPORATE BONDS - 12.8%	Par Value	Value
Consumer Staples - 1.5%
Kroger Company (The), 2.60%, due 02/01/2021	$500,000	$503,096

Energy - 1.5%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	518,948

Financials - 4.5%
American Express Company, 3.40%, due 02/27/2023	500,000	519,180
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	508,217
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	516,357
		1,543,754
Industrials - 3.8%
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	530,662
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	750,841
		1,281,503
Utilities - 1.5%
PSEG Power, LLC, 3.00%, due 06/15/2021	500,000	505,748

Total Corporate Bonds (Cost $4,248,537)		$4,353,049

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49% (b) (Cost $2,432,453)	2,432,453	$2,432,453

Total Investments at Value - 100.5% (Cost $24,492,544)		$34,175,606

Liabilities in Excess of Other Assets - (0.5%)		(155,090)

Net Assets - 100.0%		$34,020,516

ADR  - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2019 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Amgen, Inc.	12	$289,284	$220.00	01/17/20	$24,864
Bloomin' Brands, Inc.	50	110,350	20.00	01/17/20	11,750
CVS Health Corporation	30	222,870	80.00	05/15/20	5,550
Eaton Corporation plc	20	189,440	92.50	04/17/20	10,400
FirstEnergy Corporation	30	145,800	45.00	01/17/20	11,400
HP, Inc.	100	205,500	20.00	02/21/20	10,600
Target Corporation	30	384,630	87.50	01/17/20	120,000
Walmart, Inc.	15	178,260	115.00	01/17/20	6,315
Western Union Company (The)	7	18,746	25.00	02/21/20	1,554
Total Covered Written Call Options (Premiums received $56,480)		$1,744,880			$202,433

The average monthly notional value of written option contracts during the period ended December 31, 2019 was $1,826,793.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2019 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including U.S. treasury obligations, U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2019 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$27,890,993	$-	$-	$27,890,993
Money Market Funds	1,709,559	-	-	1,709,559
Total	$29,600,552	$-	$-	$29,600,552

Other Financial Instruments:
Covered Written Call Options	$(439,991)	$-	$-	$(439,991)
Total	$(439,991)	$-	$-	$(439,991)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,385,162	$-	$-	$26,385,162
U.S. Treasury Obligations	-	506,172	-	506,172
U.S. Government Agency Obligations	-	498,770	-	498,770
Corporate Bonds	-	4,353,049	-	4,353,049
Money Market Funds	2,432,453	-	-	2,432,453
Total	$28,817,615	$5,357,991	$-	$34,175,606

Other Financial Instruments:
Covered Written Call Options	$(202,433)	$-	$-	$(202,433)
Total	$(202,433)	$-	$-	$(202,433)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 investments held by the Funds as of or during the period ended December 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2019:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund
Tax cost of portfolio investments and written options contracts	$23,060,065	$24,470,091
Gross unrealized appreciation	$7,052,375	$10,426,855
Gross unrealized depreciation	(951,879)	(923,773)
Net unrealized appreciation	$6,100,496	$9,503,082

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 7.6%
Alphabet, Inc. - Class A (a)	800	$1,071,512
Alphabet, Inc. - Class C (a)	1,067	1,426,600
China Telecom Corporation Ltd. - ADR	5,000	205,950
Comcast Corporation - Class A	42,000	1,888,740
		4,592,802
Consumer Discretionary - 9.1%
Alibaba Group Holding Ltd. - ADR (a)	2,700	572,670
Amazon.com, Inc. (a)	550	1,016,312
Home Depot, Inc. (The)	5,500	1,201,090
Lowe's Companies, Inc.	6,000	718,560
McDonald's Corporation	5,000	988,050
NIKE, Inc. - Class B	10,000	1,013,100
		5,509,782
Consumer Staples - 6.4%
Clorox Company (The)	1,000	153,540
Coca-Cola Company (The)	12,000	664,200
Costco Wholesale Corporation	500	146,960
McCormick & Company, Inc.	6,000	1,018,380
Procter & Gamble Company (The)	2,000	249,800
Sysco Corporation	2,000	171,080
Walmart, Inc.	12,500	1,485,500
		3,889,460
Energy - 0.7%
Phillips 66	4,000	445,640

Financials - 15.3%
Aflac, Inc.	19,000	1,005,100
Brookfield Asset Management, Inc. - Class A	24,000	1,387,200
CME Group, Inc.	6,500	1,304,680
Intercontinental Exchange, Inc.	17,000	1,573,350
JPMorgan Chase & Company	25,000	3,485,000
Truist Financial Corporation	8,000	450,560
U.S. Bancorp	2,000	118,580
		9,324,470
Health Care - 10.3%
Abbott Laboratories	9,500	825,170
AbbVie, Inc.	11,500	1,018,210
AstraZeneca plc - ADR	2,000	99,720
Bio-Techne Corporation	9,000	1,975,590
Bristol-Myers Squibb Company	12,000	770,280
Johnson & Johnson	1,000	145,870
Merck & Company, Inc.	2,000	181,900
Pfizer, Inc.	24,000	940,320

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
UnitedHealth Group, Inc.	1,000	$293,980
		6,251,040
Industrials - 13.9%
Emerson Electric Company	13,000	991,380
General Dynamics Corporation	5,200	917,020
Honeywell International, Inc.	10,000	1,770,000
Lockheed Martin Corporation	7,000	2,725,660
United Technologies Corporation	13,500	2,021,760
		8,425,820
Information Technology - 23.7%
Accenture plc - Class A	6,650	1,400,290
Apple, Inc.	11,000	3,230,150
Mastercard, Inc. - Class A	2,000	597,180
Microsoft Corporation	11,000	1,734,700
NVIDIA Corporation	8,650	2,035,345
QUALCOMM, Inc.	6,000	529,380
Skyworks Solutions, Inc.	10,000	1,208,800
TE Connectivity Ltd.	9,000	862,560
Texas Instruments, Inc.	6,200	795,398
Visa, Inc. - Class A	9,800	1,841,420
Xilinx, Inc.	2,000	195,540
		14,430,763
Materials - 2.7%
Corteva, Inc.	3,666	108,367
Ecolab, Inc.	4,000	771,960
Linde plc	2,300	489,670
Wheaton Precious Metals Corporation	9,000	267,750
		1,637,747
Real Estate - 2.6%
Life Storage, Inc.	1,000	108,280
Mid-America Apartment Communities, Inc.	11,394	1,502,413
		1,610,693
Utilities - 4.2%
Dominion Energy, Inc.	6,000	496,920
Duke Energy Corporation	8,250	752,483
WEC Energy Group, Inc.	14,000	1,291,220
		2,540,623

Total Common Stocks (Cost $25,447,387)		$58,658,840

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49% (b) (Cost $2,111,246)	2,111,246	$2,111,246

Total Investments at Value - 100.0% (Cost $27,558,633)		$60,770,086

Liabilities in Excess of Other Assets - (0.0%) (c)		(2,816)

Net Assets - 100.0%		$60,767,270

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Consumer Discretionary - 7.7%
Cracker Barrel Old Country Store, Inc.	1,500	$230,610
Gildan Activewear, Inc.	13,400	395,702
Hasbro, Inc.	5,000	528,050
Kontoor Brands, Inc.	1,671	70,165
Melco Resorts & Entertainment Ltd. - ADR	5,000	120,850
NVR, Inc. (a)	100	380,841
Ollie's Bargain Outlet Holdings, Inc. (a)	2,500	163,275
Service Corporation International	16,200	745,686
Tempur Sealy International, Inc. (a)	3,000	261,180
Tiffany & Company	3,475	464,434
VF Corporation	4,700	468,402
		3,829,195
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	9,000	633,060
Energizer Holdings, Inc.	5,000	251,100
Hain Celestial Group, Inc. (The) (a)	3,000	77,865
		962,025
Energy - 2.2%
Diamondback Energy, Inc.	966	89,703
Marathon Petroleum Corporation	2,830	170,507
ONEOK, Inc.	11,000	832,370
		1,092,580
Financials - 20.7%
Alleghany Corporation (a)	865	691,628
American Financial Group, Inc.	7,600	833,340
Ares Management Corporation - Class A	2,750	98,147
Arthur J. Gallagher & Company	9,250	880,878
Bank of Hawaii Corporation	4,000	380,640
Brown & Brown, Inc.	20,000	789,600
CME Group, Inc.	5,000	1,003,600
Cullen/Frost Bankers, Inc.	8,000	782,240
Eaton Vance Corporation	13,000	606,970
Intercontinental Exchange, Inc.	11,000	1,018,050
Nasdaq, Inc.	10,000	1,071,000
Old Republic International Corporation	24,400	545,828
SEI Investments Company	10,500	687,540
Voya Financial, Inc.	1,500	91,470
W.R. Berkley Corporation	11,175	772,192
		10,253,123
Health Care - 15.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	629,051
Bio-Techne Corporation	5,000	1,097,550
Centene Corporation (a)	6,000	377,220
Charles River Laboratories International, Inc. (a)	4,500	687,420
Chemed Corporation	3,000	1,317,780

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Computer Programs & Systems, Inc.	2,000	$52,800
Laboratory Corporation of America Holdings (a)	2,574	435,444
Penumbra, Inc. (a)	2,500	410,675
ResMed, Inc.	6,000	929,820
Teleflex, Inc.	3,950	1,486,938
Waters Corporation (a)	2,000	467,300
		7,891,998
Industrials - 15.5%
AMETEK, Inc.	2,350	234,389
C.H. Robinson Worldwide, Inc.	4,000	312,800
Donaldson Company, Inc.	13,000	749,060
Expeditors International of Washington, Inc.	8,000	624,160
Fastenal Company	20,000	739,000
Graco, Inc.	13,000	676,000
Jacobs Engineering Group, Inc.	6,475	581,649
L3Harris Technologies, Inc.	6,400	1,266,368
MasTec, Inc. (a)	2,000	128,320
MSC Industrial Direct Company, Inc. - Class A	6,000	470,820
nVent Electric plc	2,900	74,182
Pentair plc	2,900	133,023
Snap-on, Inc.	1,475	249,865
Waste Connections, Inc.	10,500	953,295
Woodward, Inc.	4,150	491,526
		7,684,457
Information Technology - 15.4%
Analog Devices, Inc.	3,671	436,262
ANSYS, Inc. (a)	3,500	900,935
Arrow Electronics, Inc. (a)	10,100	855,874
Broadridge Financial Solutions, Inc.	3,500	432,390
InterDigital, Inc.	1,200	65,388
Lam Research Corporation	3,500	1,023,400
Microchip Technology, Inc.	6,000	628,320
National Instruments Corporation	12,000	508,080
NVIDIA Corporation	5,000	1,176,500
Okta, Inc. (a)	3,500	403,795
Tech Data Corporation (a)	3,500	502,600
Xilinx, Inc.	7,000	684,390
		7,617,934
Materials - 7.4%
Albemarle Corporation	6,700	489,368
Ashland Global Holdings, Inc.	6,000	459,180
Berry Global Group, Inc. (a)	5,000	237,450
Graphic Packaging Holding Company	10,000	166,500
Martin Marietta Materials, Inc.	3,000	838,920
Packaging Corporation of America	6,000	671,940
Scotts Miracle-Gro Company (The)	2,000	212,360

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 7.4% (Continued)
Steel Dynamics, Inc.	12,000	$408,480
Valvoline, Inc.	8,236	176,333
		3,660,531
Real Estate - 4.0%
Mid-America Apartment Communities, Inc.	15,000	1,977,900

Utilities - 0.9%
ONE Gas, Inc.	3,500	327,495
UGI Corporation	3,038	137,196
		464,691

Total Common Stocks (Cost $17,862,237)		$45,434,434

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
Vanguard Mid-Cap ETF (Cost $444,003)	6,000	$1,069,080

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49% (b) (Cost $3,056,727)	3,056,727	$3,056,727

Total Investments at Value - 100.0% (Cost $21,362,967)		$49,560,241

Liabilities in Excess of Other Assets - (0.0%) (c)		(2,577)

Net Assets - 100.0%		$49,557,664

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund and The Government Street Mid-Cap Fund (individually, a “Fund” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2019, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$58,658,840	$-	$-	$58,658,840
Money Market Funds	2,111,246	-	-	2,111,246
Total	$60,770,086	$-	$-	$60,770,086

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$45,434,434	$-	$-	$45,434,434
Exchange-Traded Funds	1,069,080	-	-	1,069,080
Money Market Funds	3,056,727	-	-	3,056,727
Total	$49,560,241	$-	$-	$49,560,241

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended December 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2019:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund
Cost of portfolio investments	$27,558,633	$21,362,967

Gross unrealized appreciation	$33,252,295	$28,451,898
Gross unrealized depreciation	(40,842)	(254,624)
Net unrealized appreciation	$33,211,453	$28,197,274

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 84.1%	Shares	Value
Communication Services - 5.8%
Alphabet, Inc. - Class A (a)	500	$669,695
Alphabet, Inc. - Class C (a)	600	802,212
Comcast Corporation - Class A	16,600	746,502
		2,218,409
Consumer Discretionary - 12.5%
Amazon.com, Inc. (a)	700	1,293,488
Booking Holdings, Inc. (a)	375	770,149
Dollar Tree, Inc. (a)	6,200	583,110
Home Depot, Inc. (The)	2,500	545,950
Lowe's Companies, Inc.	7,300	874,248
TJX Companies, Inc. (The)	12,500	763,250
		4,830,195
Consumer Staples - 2.9%
PepsiCo, Inc.	5,500	751,685
Walmart, Inc.	3,200	380,288
		1,131,973
Energy - 4.7%
Chevron Corporation	6,400	771,264
Exxon Mobil Corporation	5,000	348,900
Total S.A. - ADR	12,700	702,310
		1,822,474
Financials - 16.0%
Ameriprise Financial, Inc.	4,600	766,268
Chubb Ltd.	2,500	389,150
Discover Financial Services	8,700	737,934
Goldman Sachs Group, Inc. (The)	3,500	804,755
JPMorgan Chase & Company	9,100	1,268,540
KeyCorp	35,000	708,400
Morgan Stanley	14,500	741,240
PNC Financial Services Group, Inc. (The)	4,800	766,224
		6,182,511
Health Care - 12.0%
Amgen, Inc.	2,300	554,461
Anthem, Inc.	2,000	604,060
Gilead Sciences, Inc.	7,500	487,350
Merck & Company, Inc.	9,500	864,025
Pfizer, Inc.	15,000	587,700
Thermo Fisher Scientific, Inc.	2,800	909,636
UnitedHealth Group, Inc.	2,155	633,527
		4,640,759

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.1% (Continued)	Shares	Value
Industrials - 10.9%
Boeing Company (The)	1,435	$467,466
Delta Air Lines, Inc.	12,300	719,304
Eaton Corporation plc	7,500	710,400
Ingersoll-Rand plc	5,585	742,358
Norfolk Southern Corporation	3,655	709,545
United Technologies Corporation	5,800	868,608
		4,217,681
Information Technology - 15.7%
Apple, Inc.	6,200	1,820,630
Cisco Systems, Inc.	21,500	1,031,140
Intel Corporation	7,035	421,044
Microsoft Corporation	8,500	1,340,450
Oracle Corporation	12,700	672,846
Visa, Inc. - Class A	4,000	751,600
		6,037,710
Materials - 1.6%
Eastman Chemical Company	7,500	594,450

Real Estate - 2.0%
American Tower Corporation	3,400	781,388

Total Common Stocks (Cost $15,265,708)		$32,457,550

EXCHANGE-TRADED FUNDS - 12.9%	Shares	Value
Communication Services Select Sector SPDR Fund	14,925	$800,428
Consumer Staples Select Sector SPDR Fund	9,250	582,565
iShares Expanded Tech-Software Sector ETF	3,485	812,144
iShares PHLX Semiconductor ETF	1,885	473,324
Vanguard Information Technology ETF	4,000	979,400
Vanguard S&P 500 ETF	4,500	1,331,100
Total Exchange-Traded Funds (Cost $3,847,828)		$4,978,961

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.49% (b) (Cost $1,176,683)	1,176,683	$1,176,683

Total Investments at Value - 100.0% (Cost $20,290,219)		$38,613,194

Liabilities in Excess of Other Assets - (0.0%) (c)		(5,451)

Net Assets - 100.0%		$38,607,743

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,457,550	$-	$-	$32,457,550
Exchange-Traded Funds	4,978,961	-	-	4,978,961
Money Market Funds	1,176,683	-	-	1,176,683
Total	$38,613,194	$-	$-	$38,613,194

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended December 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2019:

Tax cost of portfolio investments	$20,355,044

Gross unrealized appreciation	$18,453,223
Gross unrealized depreciation	(195,073)
Net unrealized appreciation	$18,258,150

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David James
David James, Secretary

Date	February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 7, 2020

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund and The Government Street Mid-Cap Fund Fund)

Date	February 7, 2020

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	February 7, 2020

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	February 7, 2020

*	Print the name and title of each signing officer under his or her signature.